Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Schedule of Reconciliation of U.S. Federal Statutory Rate to Effective Tax Rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2022	2021
Federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	5.9	5.8
Research and orphan drug tax credits	4.1	3.3
Other	(1.1)	0.5
Increase in deferred tax asset valuation allowance	(29.9)	(30.6)

Effective income tax rate	—%	—%

Company's Deferred Tax Assets
Net deferred tax assets as of December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$73,843	$67,236
Capitalized research and development expenses	20,137	8,665
Research and orphan drug tax credit carryforwards	15,550	12,370
Operating lease liability	8,110	—
Stock compensation expense	6,683	5,430
Accrued expense	1,112	936
Other	—	1,891

Total deferred tax assets	125,435	96,528
Valuation allowance	(118,215)	(95,367)

Net deferred tax assets	7,220	1,161

Deferred tax liabilities:
Operating lease, right-of-use asset	(6,271)	—
Depreciation and amortization	(949)	(1,161)

Total deferred tax liabilities	(7,220)	(1,161)

Net deferred tax assets and liabilities	$—	$—

Changes in Deferred Tax Asset Valuation Allowance	During the year ended December 31, 2022, capitalized research and development expenses increased pursuant to Section 174 of the Code. The changes in the valuation allowance for the years ended December 31, 2022 and 2021 and were as follows (in thousands):

	Year Ended December 31,
	2022	2021
Valuation allowance as of beginning of year	$95,367	$73,600
Net increases recorded to income tax provision	22,848	21,767

Valuation allowance as of end of year	$118,215	$95,367